Transactions With Affiliates	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Transactions With Affiliates

6. Transactions with Affiliates

The Managing Owner contributes funds to the Series' in order to have a 1% interest in the aggregate capital, profits and losses of all Series and in return will receive units designated as general units in the Series in which the Managing Owner invests such funds. The general units may only be purchased by the Managing Owner and may be subject to no advisory fees or management advisory fees at reduced rates. Otherwise, the general units hold the same rights as the limited units. The Managing Owner is required to maintain at least a 1% interest ("Minimum Purchase Commitment") in the aggregate capital, profits and losses of all Series so long as it is acting as the Managing Owner of the Trust. Such contribution was made by the Managing Owner before trading commenced for the Trust and will be maintained throughout the existence of the Trust, and the Managing Owner will make such purchases as are necessary to effect this requirement. Additionally, the Managing Owner agreed with certain regulatory bodies to maintain a 1% interest specifically in the Balanced Series Class 1 a Units and Balanced Series Class 2a Units, aggregated, and each of the Long Only Commodity Series, Frontier Long/Short Commodity Series, Managed Futures Index Series, Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series. The 1% interest in these specific Series is included in computing the Minimum Purchase Commitment in aggregate capital. In addition to the general units the Managing Owner receives in respect of its Minimum Purchase Commitment, the Managing Owner may purchase Limited Units in any Series as a Limited Owner. Principals of the Managing Owner or affiliates are allowed to own beneficial interests in the Trust, as well. All Units purchased by the Managing Owner are held for investment purposes only and not for resale. The Managing Owner may make purchases or redemptions at any time on the same terms as any Limited Owner. The Trust has and will continue to have certain relationships with the Managing Owner and its affiliates.

The Balanced Series had advanced funds to the Currency Series, Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series for the purpose of investing in the respective Trading Company for such Series on behalf of the Balanced Series. All of these advances have been repaid as of December 31, 2011.

On July 18, 2011, the Balanced Series reduced its inter-series advance to the Dynamic Series in exchange for ownership in a total return swap contract in the amount of $27,379,284 which approximated fair value in accordance with the Series' valuation policies at the date of transfer.

The following table summarizes the Balanced Series advances to and reductions from the Currency Series and Frontier Dynamic Series of the Trust for the years ended December 31, 2011 and 2010 as well as the Frontier Diversified Series and the Frontier Masters Series for the year ended December 31, 2010.

Balanced Series

Summary by Quarter

For the Year Ended December 31, 2011

		Frontier
	Currency Series	Dynamic Series	Total
Inter-series receivables January 1, 2011	$12,816,775	$28,320,283	$41,137,058
Additions during period	—	—	—
Reduction during period	—	—	—
Net change in inter-series receivables	(476,691)	(563,946)	(1,040,637)

Inter-series receivables March 31, 2011	$12,340,084	$27,756,337	$40,096,421

Additions during period	—	—	—
Reduction during period	—	—	—
Net change in inter-series receivables	(46,549)	284,461	237,912

Inter-series receivables June 30, 2011	$12,293,535	$28,040,798	$40,334,333

Additions during period	—	—	—
Reduction during period	(11,281,861)	(27,379,283)	(38,661,144)
Net change in inter-series receivables	(1,011,674)	(661,515)	(1,673,189)

Inter-series receivables September 30, 2011	$—	$—	$—

Additions during period	—	—	—
Reduction during period	—	—	—
Net change in inter-series receivables	—	—	—

Inter-series receivables December 31, 2011	$—	$—	$—

Balanced Series

Summary by Quarter

For the Year Ended December 31, 2010

	Currency	Frontier	Frontier	Frontier
	Series	Diversified Series	Dynamic Series	Masters Series	Total
Inter-series receivables January 1, 2010	$12,266,758	$10,962,073	$27,676,116	$18,184,135	$69,089,082
Additions during period	—	—	—	—	—
Reduction during period	—	—	—	—	—
Net change in inter-series receivables	329,038	(102,443)	(129,208)	125,024	222,411

Inter-series receivables March 31, 2010	$12,595,796	$10,859,630	$27,546,908	$18,309,159	$69,311,493
					—
Additions during period	—	—	—	—	—
Reduction during period	—	(11,139,253)	—	—	(11,139,253)
Net change in inter-series receivables	177,705	279,623	(130,449)	(122,674)	204,205

Inter-series receivables June 30, 2010	$12,773,501	$—	$27,416,459	$18,186,485	$58,376,445

Additions during period	—	—	—	—	—
Reduction during period	—	—	—	(19,013,476)	(19,013,476)
Net change in inter-series receivables	238,872	—	538,835	826,991	1,604,698

Inter-series receivables September 30, 2010	$13,012,373	$—	$27,955,294	$—	$40,967,667

Additions during period	—	—	—	—	—
Reduction during period	—	—	—	—	—
Net change in inter-series receivables	(195,598)	—	364,989	—	169,391

Inter-series receivables December 31, 2010	$12,816,775	$—	$28,320,283	$—	$41,137,058

Expenses

Management Fees—Each Series of Units pays to the Managing Owner a monthly management fee equal to a certain percentage of such Series' assets attributable to such Series (including notional assets), calculated on a daily basis. The annual rate of the management fee is 0.5% for the Balanced Series, 2.0% for the Winton Series, Currency Series, Long Only Commodity Series, Frontier Long/Short Commodity Series Class 1 a and Class 2a, Managed Futures Index Series, Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series, 2.5% for the Winton/Graham Series and Berkeley/Graham/Tiverton Series, and 3.5% for the Frontier Long/Short Commodity Series Class 1 and Class 2. The Managing Owner may pay all or a portion of such management fees to the Trading Advisor(s) for such Series.

Trading Fees—In connection with each Series' trading activities, the Frontier Long/Short Commodity Series (Classes 1, 2 and 3), Balanced Series, Currency Series, Berkeley/Graham/Tiverton Series, Long/Only Commodity Series, Managed Futures Index Series, Winton Series and Winton/Graham Series pays to the Managing Owner a trading fee, or FCM Fee, up to 0.75% of such Series' NAV, calculated daily. The Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series (Classes 1a and 2a) and Frontier Masters Series pays to the Managing Owner a trading fee, or FCM Fee, up to 2.25% and a custodial/due diligence fee of 0.12% of such Series' NAV, calculated daily.

Incentive Fees—Some Series pay to the Managing Owner an incentive fee of a certain percentage of new net trading profits generated by such Series, monthly or quarterly. Because the Balanced Series, Winton/Graham Series, Berkeley/Graham/Tiverton Series, Currency Series and Frontier Long/Short Commodity Series may each employ multiple Trading Advisors, these Series will pay the

Managing Owner a monthly incentive fee calculated on a Trading Advisor by Trading Advisor basis. It is therefore possible that in any given period the Balanced Series or the Frontier Long/Short Commodity Series may pay incentive fees to the Managing Owner for one or more Trading Advisors while each of these Series as a whole experiences losses. The incentive fee is 25% for the Balanced Series and the Frontier Diversified Series and 20% for the Winton Series, Currency Series, Winton/Graham Series, Berkeley/Graham/Tiverton Series, Frontier Long/Short Commodity Series, Frontier Dynamic Series and Frontier Masters Series. Each Series implements hurdle rates that vary between Series. New net trading Profits must exceed this hurdle rate in order to pay incentive fees to the Managing Owner. There is no incentive fee for the Long Only Commodity Series or the Managed Futures Index Series. The Managing Owner may pay all or a portion of such incentive fees to the Trading Advisor(s) for such Series.

Service Fees—In addition, with respect to Class 1 and Class 1a Units of each Series, as applicable, the Series pays monthly or quarterly to the Managing Owner a service fee at an annualized rate, as described in more detail above, which the Managing Owner pays to selling agents of the Trust.

The following table summarizes fees incurred to the Managing Owner for the year ended December 31, 2011.

Series:	Management Fee	Trading Fee	Incentive Fee	Service Fee
Frontier Diversified Series	$1,988,295	$3,469,475	$4,954,751	$1,797,911
Frontier Dynamic Series	—	376,388	—	51,746
Frontier Long/Short Commodity Series	3,607,413	768,116	2,887,684	824,266
Frontier Masters Series	1,439,579	1,411,575	805,663	809,423
Balanced Series	2,615,058	1,760,639	13,141,331	7,074,592
Berkeley/Graham/Tiverton Series	1,240,589	280,872	29,678	1,422,634
Currency Series	80,701	60,410	—	153,870
Long Only Commodity Series	37,451	14,105	—	38,421
Managed Futures Index Series	91,855	21,395	—	11,957
Winton Series	1,225,133	285,429	813,809	1,271,915
Winton/Graham Series	1,382,514	221,789	298,707	1,023,780

The following table summarizes fees incurred to the Managing Owner for the year ended December 31, 2010

Series:	Management Fee	Trading Fee	Incentive Fee	Service Fee
Frontier Diversified Series	$1,149,719	$2,734,353	$4,102,217	$1,465,769
Frontier Dynamic Series	—	687,992	—	91,089
Frontier Long/Short Commodity Series	3,355,920	425,521	3,065,308	1,174,272
Frontier Masters Series	1,093,634	1,507,560	490,628	675,234
Balanced Series	2,253,874	1,810,726	13,893,116	8,595,406
Berkeley/Graham/Tiverton Series	2,289,188	360,892	270,462	1,927,715
Currency Series	163,333	102,763	—	216,919
Long Only Commodity Series	52,798	20,116	—	65,418
Managed Futures Index Series	120,305	26,465	—	32,965
Winton Series	1,529,612	291,849	534,245	1,456,391
Winton/Graham Series	1,959,820	286,314	702,432	1,373,119

The following table summarizes fees incurred to the Managing Owner for the year ended December 31, 2009

Series:	Management Fee	Trading Fee	Incentive Fee	Service Fee
Balanced Series	$189,654	$656,932	$299,318	$179,789
Winton Series	—	391,638	—	43,521
Berkeley/Graham/Tiverton Series	2,923,989	350,577	2,135,357	1,437,570
Currency Series	336,955	444,862	9,073	95,272
Winton/Graham Series	1,555,348	1,937,150	7,386,253	9,120,995
Long Only Commodity Series	2,291,126	421,502	222,963	2,148,431
Frontier Long/Short Commodity Series	161,155	140,572	—	302,067
Managed Futures Index Series	53,403	21,077	—	68,696
Winton Series	78,544	19,812	—	41,467
Winton/Graham Series	1,430,660	331,643	(21,347)	1,634,324

The following table summarizes fees payable to the Managing Owner as of December 31, 2011

Series:	Management Fee Payable	Trading Fee Payable	Incentive Fee Payable	Service Fee Payable
Frontier Diversified Series	$180,232	$269,021	$522,033	$76,877
Frontier Dynamic Series	—	—	—	—
Frontier Long/Short Commodity Series	284,677	83,646	127,052	22,920
Frontier Masters Series	117,541	105,278	—	41,911
Balanced Series	241,525	176,398	1,195,031	435,380
Berkeley/Graham/Tiverton Series	101,400	25,212	—	87,016
Currency Series	—	2,727	—	6,285
Long Only Commodity Series	102	635	—	672
Managed Futures Index Series	4,148	1,467	—	444
Winton Series	90,559	31,302	—	78,044
Winton/Graham Series	100,311	19,427	—	57,141

The following table summarizes fees payable to the Managing Owner as of December 31, 2010

Series:	Management Fee Payable	Trading Fee Payable	Incentive Fee Payable	Service Fee Payable
Frontier Diversified Series	$139,758	$310,302	$1,453,102	$48,903
Frontier Dynamic Series	—	59,936	—	726
Frontier Long/Short Commodity Series	300,038	44,699	1,600,703	69,686
Frontier Masters Series	108,531	131,841	229,686	21,894
Balanced Series	114,145	71,087	2,688,776	196,325
Berkeley/Graham/Tiverton Series	152,455	29,714	270,557	148,307
Currency Series	13,860	8,409	—	11,273
Long Only Commodity Series	4,634	1,750	—	5,599
Managed Futures Index Series	10,789	2,154	—	2,338
Winton Series	122,675	25,245	467,341	99,085
Winton/Graham Series	138,136	24,127	623,629	103,698

With respect to the service fees, the initial service fee (for the first 12 months) relating to a purchase of Units by an investor is prepaid by the Managing Owner to the relevant selling agent in the month following such purchase and is reimbursed therefore by the Series monthly in arrears in an amount based upon a corresponding percentage of NAV, calculated daily. Consequently, the Managing Owner bears the risk and enjoys the benefit of the upside potential of any difference between the amount of the initial service fee prepaid by it and the amount of the reimbursement thereof, which may result from variations in NAV over the following 12 months. For the year ended December 31, 2011, amounts received or receivable from the Managing Owner for the difference in monthly service fees from the prepaid initial service fees were $2,752 for the Frontier Dynamic Series, $77 for the Long/Only Commodity Series and $81 for the Managed Futures Index Series. For the year ended December 31, 2011, amounts paid or owed to the Managing Owner for the difference in monthly service fees from prepaid initial service fees were $34,141 for the Balanced Series, $16,508 for the Frontier Long/Short Commodity Series, $23,473 for the Frontier Diversified Series, $755 for the Currency Series, $6,607 for the Tiverton Series, $5,102 for the Winton/Graham Series, $9,011 for the Winton Series and $12,444 for the Frontier Masters Series.

For the year ended December 31, 2010, amounts received or receivable from the Managing Owner for the difference in monthly service fees from the prepaid initial service fees were $8,968 for the Balanced Series, $5,201 for the Frontier Long/Short Commodity Series and $1,592 for the Frontier Diversified Series. For the twelve months ended December 31, 2010, amounts paid or owing the Managing Owner for the difference in monthly service fees from prepaid initial service fees were $983 for the Currency Series, $439 for the Winton/Graham Series, $1,115 for the Berkeley/Graham/Tiverton Series, $13,886 for the Long Only Commodity Series, $272 for the Managed Futures Index Series, $17,149 for the Winton Series, $5,965 for the Frontier Dynamic Series, and $2,011 for the Frontier Masters Series.

Aggregate interest income from all sources, including assets held at clearing brokers, up to 2% (annualized) is paid to the Managing Owner by the Balanced Series (Class 1 and Class 2 only), Winton Series, Berkeley/Graham/Tiverton Series, Currency Series and Winton/Graham Series. For the Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series (Class 1a and Class 2a only), Long Only Commodity Series and Managed Futures Index Series 20% of the total interest allocated to each Series is paid to the Managing Owner. During the years ended December 31, 2011, 2010 and 2009, the Trust paid $9,330,127, $10,238,665 and $10,476,506, respectively, of such interest income to the Managing Owner. Such expenses are not included in the statements of operations of the Series.

The Managing Owner pays to The Bornhoft Group Corporation, an affiliate of the Trust, a monthly fee of 0.25% (annualized) of the NAV of the Trust, for services in connection with the daily valuation of each Series and Class. The amount paid under this agreement was $1,890,452, $2,027,849 and $1,746,079, respectively for the years ended December 31, 2011 2010 and 2009.

Solon Capital, LLC, an affiliate of the Trust, provides product development and marketing services. For these services, the Managing Owner paid Solon Capital, LLC, $3,402,814 $3,650,128 and $3,142,942, respectively, for the years ended December 31, 2011, 2010 and 2009.

Bornhoft Group Securities Corporation, a subsidiary of the Managing Owner, serves as wholesaler of the Trust by marketing to broker/dealer organizations. Its results are consolidated with the Managing Owner.

The Frontier Fund [Member]
Transactions With Affiliates

5. Transactions with Affiliates

The Managing Owner contributes funds to the Trust in order to have a 1% interest in the aggregate capital, profits and losses and in return will receive units designated as general units in the Series of the Trust in which the Managing Owner invests such funds. The general units may only be purchased by the Managing Owner and may be subject to no advisory fees or management advisory fees at reduced rates. Otherwise, the general units hold the same rights as the limited units. The Managing Owner is required to maintain at least a 1% interest ("Minimum Purchase Commitment") in the aggregate capital, profits and losses of the Trust so long as it is acting as the Managing Owner of the Trust. Such contribution was made by the Managing Owner before trading commenced for the Trust and will be maintained throughout the existence of the Trust, and the Managing Owner will make such purchases as are necessary to effect this requirement. Additionally, the Managing Owner agreed with certain regulatory bodies to maintain a 1% interest specifically in the Balanced Series Class 1 a Units and Balanced Series Class 2a Units, aggregated, and each of the Long Only Commodity Series, Frontier Long/Short Commodity Series, Managed Futures Index Series, Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series. The 1% interest in these specific Series of the Trust is included in computing the Minimum Purchase Commitment in aggregate capital. In addition to the general units the Managing Owner receives in respect of its Minimum Purchase Commitment, the Managing Owner may purchase limited units in any Series as a Limited Owner. Principals of the Managing Owner or affiliates are allowed to own beneficial interests in the Trust, as well. All units purchased by the Managing Owner are held for investment purposes only and not for resale. The Managing Owner may make purchases or redemptions at any time on the same terms as any Limited Owner. The Trust has and will continue to have certain relationships with the Managing Owner and its affiliates.

Expenses

Management Fees—Each Series of the Trust pays to the Managing Owner a monthly management fee equal to a certain percentage of such Series' assets attributable to such Series (including notional assets), calculated on a daily basis. The annual rate of the management fee is 0.5% for the Balanced Series, 2.0% for the Winton Series, Currency Series, Long Only Commodity Series, Frontier Long/Short Commodity Series Class 1 a and Class 2a, Managed Futures Index Series, Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series, 2.5% for the Winton/Graham Series and Berkeley/Graham/Tiverton Series, and 3.5% for the Frontier Long/Short Commodity Series Class 1 and Class 2. The Managing Owner may pay all or a portion of such management fees to the Trading Advisor(s) for such Series.

Trading Fees—In connection with each Series' trading activities of the Trust, the Frontier Long/Short Commodity Series (Classes 1, 2 and 3), Balanced Series, Currency Series, Berkeley/Graham/Tiverton Series, Long/Only Commodity Series, Managed Futures Index Series, Winton Series and Winton/Graham Series pays to the Managing Owner a trading fee, or FCM Fee, up to 0.75% of such Series' NAV, calculated daily. The Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series (Classes 1a and 2a) and Frontier Masters Series pays to the Managing Owner a trading fee, or FCM Fee, up to 2.25% and a custodial/due diligence fee of 0.12% of such Series' NAV, calculated daily.

Incentive Fees—Some Series of the Trust pay to the Managing Owner an incentive fee of a certain percentage of new net trading profits generated by such Series, monthly or quarterly. Because the Balanced Series, Winton/Graham Series, Berkeley/Graham/Tiverton Series, Currency Series and Frontier Long/Short Commodity Series may each employ multiple Trading Advisors, these Series will pay the Managing Owner a monthly incentive fee calculated on a Trading Advisor by Trading Advisor basis. It is therefore possible that in any given period the Balanced Series or the Frontier Long/Short Commodity Series may pay incentive fees to the Managing Owner for one or more Trading Advisors while each of these Series as a whole experiences losses. The incentive fee is 25% for the Balanced Series and the Frontier Diversified Series and 20% for the Winton Series, Currency Series, Winton/Graham Series, Berkeley/Graham/Tiverton Series, Frontier Long/Short Commodity Series, Frontier Dynamic Series and Frontier Masters Series. There is no incentive fee for the Long Only Commodity Series or the Managed Futures Index Series. The Managing Owner may pay all or a portion of such incentive fees to the Trading Advisor(s) for such Series.

Service Fees—In addition, with respect to Class 1 and Class 1a Units of each Series of the Trust, as applicable, the Series pays monthly or quarterly to the Managing Owner a service fee at an annualized rate, as described in more detail above, which the Managing Owner pays to selling agents of the Trust.

With respect to the service fees, the initial service fee (for the first 12 months) relating to a purchase of Units by an investor is prepaid by the Managing Owner to the relevant selling agent in the month following such purchase and is reimbursed therefore by the Series monthly in arrears in an amount based upon a corresponding percentage of NAV, calculated daily. Consequently, the Managing Owner bears the risk and enjoys the benefit of the upside potential of any difference between the amount of the initial service fee prepaid by it and the amount of the reimbursement thereof, which may result from variations in NAV over the following 12 months.

For the year ended December 31, 2011, amounts received or receivable from the Managing Owner for the difference in monthly service fees from the prepaid initial service fees were $2,910. For the year ended December 31, 2011, amounts paid or owing the Managing Owner for the difference in monthly service fees from prepaid initial service fees were $108,041.

For the year ended December 31, 2010, amounts received or receivable from the Managing Owner for the difference in monthly service fees from the prepaid initial service fees were $8,968 for the Balanced Series, $5,201 for the Frontier Long/Short Commodity Series and $1,592 for the Frontier Diversified Series. For the twelve months ended December 31, 2010, amounts paid or owing the Managing Owner for the difference in monthly service fees from prepaid initial service fees were $983 for the Currency Series, $439 for the Winton/Graham Series, $1,115 for the Berkeley/Graham/Tiverton Series, $13,886 for the Long Only Commodity Series, $272 for the Managed Futures Index Series, $17,149 for the Winton Series, $5,965 for the Frontier Dynamic Series, and $2,011 for the Frontier Masters Series.

Aggregate interest income from all sources, including assets held at clearing brokers, up to 2% (annualized) is paid to the Managing Owner by the Balanced Series (Class 1 and Class 2 only), Winton Series, Berkeley/Graham/Tiverton Series, Currency Series and Winton/Graham Series. For the Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series (Class 1a and Class 2a only), Long Only Commodity Series and Managed Futures Index Series 20% of the total interest allocated to each Series is paid to the Managing Owner. During the years ended December 31, 2011, 2010 and 2009, the Trust paid $9,330,127, $10,238,665 and $10,476,506, respectively, of such interest income to the Managing Owner. Such expenses are not included in the statements of operations of the Series.

The Managing Owner pays to The Bornhoft Group Corporation, an affiliate of the Trust, a monthly fee of 0.25% (annualized) of the NAV of the Trust, for services in connection with the daily valuation of each Series and Class. The amount paid under this agreement was $1,890,452, $2,027,849 and $1,746,079, respectively for the years ended December 31, 2011 2010 and 2009.

Solon Capital, LLC, an affiliate of the Trust, provides product development and marketing services. For these services, the Managing Owner paid Solon Capital, LLC, $3,402,814 $3,650,128 and $3,142,942, respectively, for the years ended December 31, 2011, 2010 and 2009.

Bornhoft Group Securities Corporation, a subsidiary of the Managing Owner, serves as wholesaler of the Trust by marketing to broker/dealer organizations. Its results are consolidated with the Managing Owner.